Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments
Schedule of financial instruments, measured at fair value

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2016 (in thousands):

	Fair Value Measurements
		(RMB)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Time deposits-short term	19,361,098	19,361,098	—
Time deposits-long term	550,000	550,000	—
Available-for-sale securities	855,728	855,728	—
Other short-term investments	11,582,116	—	11,582,116

Total	32,348,942	20,766,826	11,582,116

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2017 (in thousands):

	Fair Value Measurements
		(RMB)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Time deposits-short term	30,603,369	30,603,369	—
Time deposits-long term	100,000	100,000	—
Available-for-sale securities	828,260	828,260	—
Other short-term investments	9,742,663	—	9,742,663

Total	41,274,292	31,531,629	9,742,663